Earnings per Share - Summary of Basic and Diluted Earnings per Share from Operations (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic earnings per share [abstract]
Profit attributable to ordinary shares of owners of the Controlling Company (in millions of Korean won)	₩ 993,325	₩ 1,259,686	₩ 1,354,537
Weighted average number of ordinary shares outstanding (in number of shares)	249,470,072	242,235,332	235,201,782
Basic earnings per share (In Korean won)	₩ 3,982	₩ 5,200	₩ 5,759
Profit attributable to ordinary shares of owners of the Controlling Company (In millions of Korean won)	₩ 993,325	₩ 1,259,686	₩ 1,354,537
Adjustment to net income attributable to ordinary shares (in millions of Korean won)	(827)	(496)	0
Diluted profit attributable to ordinary shares (In millions of Korean won)	₩ 992,498	₩ 1,259,190	₩ 1,354,537
Number of dilutive potential ordinary shares outstanding	119,263	91,931	483,760
Weighted average number of ordinary shares outstanding	249,589,335	242,327,263	235,685,542
Diluted earnings per share (In Korean won)	₩ 3,977	₩ 5,196	₩ 5,747